Debt Obligation (Parenthetical) (Detail)	Dec. 31, 2012 TL Revolving Credit Facility	Dec. 31, 2011 TL Revolving Credit Facility	Dec. 31, 2012 TW Revolving Credit Facility	Dec. 31, 2011 TW Revolving Credit Facility	Dec. 31, 2012 TAP Funding Revolving Credit Facility	Dec. 31, 2012 2005-1 Bonds	Dec. 31, 2011 2005-1 Bonds	Dec. 31, 2012 2011-1 Bonds	Dec. 31, 2011 2011-1 Bonds	Jun. 30, 2011 2011-1 Bonds	Dec. 31, 2012 Bonds Twenty Twelve Dash One	Apr. 30, 2012 Bonds Twenty Twelve Dash One	Dec. 31, 2011 Bonds Twenty Twelve Dash One	Dec. 31, 2011 TMCL Secured Debt Facility	Dec. 31, 2012 TMCL II Secured Debt Facility
Debt Instrument [Line Items]
Weighted average variable interest rate	1.76%	1.53%	2.97%	3.02%	3.96%	0.74%	0.81%							3.03%	2.84%
Fixed interest rate								4.70%	4.70%	4.70%	4.21%	4.21%	4.21%